SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Schedule Of Cash Flow Supplemental Disclosures
Included in the line item "Other items, net" of the "Cash flows from operating activities" section of the Consolidated Statements of Cash Flows are specific changes to certain balance sheet accounts as follows:

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Current assets	$15	$(38)	$(2)
Other assets	16	7	27
Current liabilities	38	44	(37)
Long-term liabilities and equity	9	4	24
Total	$78	$17	$12

Schedule of Cash paid for interest and income taxes

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Cash paid for interest and income taxes is as follows:
Interest, net of amounts capitalized	$78	$116	$82
Income taxes paid (refunded)	261	165	(71)